Commitments and Contingencies (Details) - USD ($)											1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Feb. 28, 2025	Nov. 05, 2024	Aug. 16, 2024	Jan. 24, 2024	Jun. 30, 2023	May 31, 2023	Feb. 28, 2023	Jan. 30, 2023	Jan. 23, 2023	Feb. 28, 2023	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 20, 2024	Oct. 21, 2024
Commitments and Contingencies [Line Items]
Settlement payment								$ 104,000	$ 600,000
Monthly installment payments							$ 1,016,000
Additional interest					$ 83,000							$ 21,000
Outstanding settlement agreement													$ 785,000
Accrued amount	$ 325,000											$ 325,000	325,000	$ 379,000
Aggregate of shares (in Shares)		150,000
Excise tax liability													$ 4,330,000	$ 4,330,000
Shares redeemed percentage													1.00%	1.00%
New U.S. federal excise tax percentage													21.00%	21.00%
Excise tax generally of the fair market value percentage				1.00%
Estimated interest percentage												8.00%	8.00%
Percentage of underpayment penalty per month												0.50%	0.50%
Percentage of total liability												25.00%	25.00%
Excise taxes												$ 4,401,000	$ 1,268,000
Interest and penalties	210,000
Excess taxes	1,268,000											1,268,000
Estimate of interest and penalties												3,133,000
Company recorded excess												1,160
Penalties and interest	3,241											3,241	71,000
Rent													186,000
Rent and maintenance expenses to landlord															$ 115,000	$ 100,000
Payment to CRO													11,000
Settlement agreement														$ 751,000
Settlement Agreement [Member]
Commitments and Contingencies [Line Items]
Settlement payment											$ 600,000
Outstanding settlement agreement	806,000											806,000	785,000
MSK License Agreement [Member]
Commitments and Contingencies [Line Items]
Notice of termination						$ 1,230,000							1,230,000
Non-Redemption Agreements [Member]
Commitments and Contingencies [Line Items]
Aggregate of shares (in Shares)			124,352
Price per share (in Dollars per share)			$ 9
Investors	$ 26,000		$ 26,000									$ 26,000	$ 26,000
Redemption price (in Dollars per share)	$ 11.36		$ 11.36									$ 11.36	$ 11.36
Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Excise taxes	$ 4,401,000
Interest and penalties	$ 210,000
Vendors [Member]
Commitments and Contingencies [Line Items]
Settlement payment										$ 1,644,000	$ 1,644,000
New U.S. federal excise tax percentage				1.00%
CRO Vendor [Member]
Commitments and Contingencies [Line Items]
Endorsement on motion for default judgment					$ 700,000
Series A Common Stock [Member]
Commitments and Contingencies [Line Items]
Aggregate of shares (in Shares)			11,043